Cover	Dec. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2021
Entity File Number	001-14310
Entity Registrant Name	GLASSBRIDGE ENTERPRISES, INC.
Entity Central Index Key	0001014111
Entity Tax Identification Number	41-1838504
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	411 E 57th St
Entity Address, Address Line Two	Suite 1-A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	220-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false